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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a

BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments

Baron Asset Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.93%)
Consumer Discretionary (11.57%)
	Apparel, Accessories & Luxury Goods (0.11%)
30,000	Ralph Lauren Corp.	$517,382	$2,688,600

	Automotive Retail (0.76%)
388,000	CarMax, Inc. [1]	4,415,017	19,023,640

	Hotels, Resorts & Cruise Lines (2.38%)
525,400	Choice Hotels International, Inc.	2,254,244	25,019,548
500,000	Hyatt Hotels Corp., Cl A [1]	13,523,436	24,570,000
250,000	Norwegian Cruise Line Holdings Ltd. [1,2]	13,722,500	9,960,000

		29,500,180	59,549,548

	Internet Retail (1.60%)
32,000	The Priceline Group, Inc. [1]	5,125,131	39,949,120

	Leisure Facilities (4.34%)
785,000	Vail Resorts, Inc.	15,238,959	108,510,550

	Specialty Stores (2.38%)
325,000	Tiffany & Co.	10,043,985	19,708,000
435,000	Tractor Supply Co.	14,088,461	39,663,300

		24,132,446	59,371,300

Total Consumer Discretionary		78,929,115	289,092,758

Energy (0.73%)
	Oil & Gas Exploration & Production (0.51%)
107,500	Concho Resources, Inc. [1]	4,595,625	12,821,525

	Oil & Gas Storage & Transportation (0.22%)
241,719	Tallgrass Energy GP LP	7,009,851	5,455,598

Total Energy		11,605,476	18,277,123

Financials (21.31%)
	Asset Management & Custody Banks (0.99%)
340,000	T. Rowe Price Group, Inc.	8,891,795	24,809,800

	Insurance Brokers (2.79%)
560,000	Willis Towers Watson plc [2]	69,006,326	69,613,600

	Investment Banking & Brokerage (2.59%)
2,550,000	The Charles Schwab Corp.	2,490,233	64,540,500

	Office REITs (1.03%)
63,000	Alexander’s, Inc. [4]	2,831,363	25,781,490

	Property & Casualty Insurance (3.68%)
1,275,000	Arch Capital Group Ltd. [1,2]	13,874,064	91,800,000

	Real Estate Services (2.04%)
1,925,000	CBRE Group, Inc., Cl A [1]	25,198,171	50,974,000

	Regional Banks (1.33%)
475,000	First Republic Bank	15,197,602	33,245,250

	Specialized Finance (4.54%)
495,000	FactSet Research Systems, Inc.	27,063,232	79,902,900
230,000	MarketAxess Holdings, Inc.	25,489,330	33,442,000

		52,552,562	113,344,900

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Specialized REITs (2.32%)
149,505	Equinix, Inc.	$10,178,728	$57,967,574

Total Financials		200,220,844	532,077,114

Health Care (24.75%)
	Health Care Distributors (2.48%)
350,000	Henry Schein, Inc. [1]	9,382,832	61,880,000

	Health Care Equipment (6.93%)
1,670,000	IDEXX Laboratories, Inc. [1]	34,794,636	155,076,200
102,000	Teleflex, Inc.	17,644,261	18,085,620

		52,438,897	173,161,820

	Health Care Facilities (0.99%)
185,000	Universal Health Services, Inc., Cl B	10,499,319	24,808,500

	Health Care Supplies (4.02%)
255,000	The Cooper Companies, Inc.	32,581,270	43,750,350
745,000	West Pharmaceutical Services, Inc.	33,865,763	56,530,600

		66,447,033	100,280,950

	Health Care Technology (1.44%)
51,000	athenahealth, Inc. [1]	6,810,575	7,038,510
1,599,608	Inovalon Holdings, Inc., CI A [1]	45,229,517	28,808,940

		52,040,092	35,847,450

	Life Sciences Tools & Services (8.89%)
385,000	Bio-Techne Corporation	37,541,626	43,416,450
457,000	Illumina, Inc. [1]	19,855,497	64,153,660
250,000	Mettler-Toledo International, Inc. [1]	15,496,167	91,230,000
356,000	Quintiles Transnational Holdings, Inc. [1]	15,980,876	23,253,920

		88,874,166	222,054,030

Total Health Care		279,682,339	618,032,750

Industrials (13.21%)
	Construction Machinery & Heavy Trucks (1.75%)
90,000	WABCO Holdings, Inc. [1]	10,455,704	8,241,300
505,000	Westinghouse Air Brake Technologies Corporation	33,676,456	35,466,150

		44,132,160	43,707,450

	Industrial Conglomerates (1.64%)
240,000	Roper Technologies, Inc.	20,050,485	40,934,400

	Industrial Machinery (2.62%)
430,000	IDEX Corporation	31,397,849	35,303,000
260,000	The Middleby Corp. [1]	12,729,752	29,965,000

		44,127,601	65,268,000

	Research & Consulting Services (5.78%)
750,000	Nielsen Holdings PLC [2]	17,797,011	38,977,500
1,300,000	Verisk Analytics, Inc. [1]	33,418,943	105,404,000

		51,215,954	144,381,500

	Trading Companies & Distributors (1.42%)
800,000	Fastenal Co.	14,277,173	35,512,000

Total Industrials		173,803,373	329,803,350

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (23.55%)
	Application Software (7.69%)
550,000	ANSYS, Inc. [1]	$14,771,000	$49,912,500
220,000	CDK Global, Inc.	10,973,416	12,207,800
1,200,000	Guidewire Software, Inc. [1]	57,781,316	74,112,000
331,000	Mobileye N.V. [1,2]	9,103,032	15,272,340
1,444,000	SS&C Technologies Holdings, Inc.	40,954,075	40,547,520

		133,582,839	192,052,160

	Data Processing & Outsourced Services (5.04%)
500,000	FleetCor Technologies, Inc. [1]	18,222,612	71,565,000
400,000	MAXIMUS, Inc.	20,233,990	22,148,000
570,000	Vantiv, Inc., Cl A [1]	30,033,623	32,262,000

		68,490,225	125,975,000

	Internet Software & Services (4.77%)
140,000	CoStar Group, Inc. [1]	22,994,156	30,612,400
650,000	Verisign, Inc. [1]	31,889,165	56,199,000
270,872	Zillow Group, Inc., Cl A [1]	7,666,898	9,927,459
614,000	Zillow Group, Inc., CI C [1]	15,676,412	22,275,920

		78,226,631	119,014,779

	IT Consulting & Other Services (6.05%)
1,550,000	Gartner, Inc. [1]	33,739,350	150,985,500

Total Information Technology		314,039,045	588,027,439

Telecommunication Services (2.81%)
	Integrated Telecommunication Services (2.81%)
650,000	SBA Communications Corp., Cl A [1]	18,558,058	70,161,000

Total Common Stocks		1,076,838,250	2,445,471,534

Private Equity Investments (0.13%)
Financials (0.13%)
	Asset Management & Custody Banks (0.13%)
7,056,223	Windy City Investments Holdings, L.L.C. [1,3,4,6]	0	3,175,300

Principal Amount		Cost	Value
Short Term Investments (2.13%)
$53,166,137	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2016, 0.0305% due 7/1/2016; Proceeds at maturity – $53,166,182; (Fully collateralized by $50,745,000 U.S. Treasury Note, 2.25% due 11/15/2025; Market value – $54,233,719) [5]	$53,166,137	$53,166,137

Total Investments (100.19%)		$1,130,004,387	2,501,812,971

Liabilities Less Cash and Other Assets (-0.19%)			(4,621,227)

Net Assets			$2,497,191,744

Retail Shares (Equivalent to $57.75 per share based on 30,621,175 shares outstanding)			$1,768,336,875

Institutional Shares (Equivalent to $59.26 per share based on 12,175,391 shares outstanding)			$721,457,446

R6 Shares (Equivalent to $59.26 per share based on 124,838 shares outstanding)			$7,397,423

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At June 30, 2016, the market value of restricted and fair valued securities amounted to $3,175,300 or 0.13% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.45%)
Consumer Discretionary (24.46%)
	Apparel, Accessories & Luxury Goods (4.43%)
3,475,000	Under Armour, Inc., Cl A [1]	$13,912,447	$139,451,750
3,550,020	Under Armour, Inc., Cl C [1]	13,508,309	129,220,728

		27,420,756	268,672,478

	Casinos & Gaming (1.95%)
3,870,620	Penn National Gaming, Inc. [1]	33,038,240	53,995,149
2,600,000	Pinnacle Entertainment, Inc. [1]	29,087,224	28,808,000
1,600,000	Red Rock Resorts, Inc., Cl A [1]	30,988,925	35,168,000

		93,114,389	117,971,149

	Department Stores (0.15%)
750,000	Hudson’s Bay Co. (Canada)[2]	12,791,580	9,050,273

	Education Services (3.28%)
2,200,000	Bright Horizons Family Solutions, Inc. [1]	72,617,520	145,882,000
2,491,880	Nord Anglia Education, Inc. [1,2]	47,367,959	52,678,343

		119,985,479	198,560,343

	Hotels, Resorts & Cruise Lines (4.43%)
3,007,500	Choice Hotels International, Inc. [4]	73,061,456	143,217,150
1,000,000	Interval Leisure Group, Inc.	17,360,698	15,900,000
1,600,000	Marriott Vacations Worldwide Corp. [4]	87,504,362	109,584,000

		177,926,516	268,701,150

	Internet Retail (0.35%)
11,434,511	AO World plc (United Kingdom)[1,2]	25,855,094	21,311,062

	Leisure Facilities (5.37%)
1,150,000	ClubCorp Holdings, Inc.	19,929,639	14,950,000
2,064,800	Vail Resorts, Inc. [4]	59,870,980	285,417,304
1,358,700	Whistler Blackcomb Holdings, Inc. (Canada)[2]	15,542,103	25,239,986

		95,342,722	325,607,290

	Movies & Entertainment (1.44%)
5,465,000	Manchester United plc, Cl A [2]	77,397,834	87,057,450

	Restaurants (1.57%)
450,000	Panera Bread Co., Cl A [1]	15,602,751	95,373,000

	Specialty Stores (1.49%)
2,000,000	Dick’s Sporting Goods, Inc.	32,175,162	90,120,000

Total Consumer Discretionary		677,612,283	1,482,424,195

Consumer Staples (5.01%)
	Food Distributors (0.53%)
1,181,677	Performance Food Group Co. [1]	22,572,665	31,798,928

	Food Retail (0.80%)
3,254,954	Smart & Final Stores, Inc. [1]	56,848,937	48,466,265

	Household Products (2.41%)
1,420,000	Church & Dwight Co., Inc.	25,874,351	146,103,800

	Packaged Foods & Meats (1.27%)
750,000	TreeHouse Foods, Inc. [1]	26,305,223	76,987,500

Total Consumer Staples		131,601,176	303,356,493

Shares		Cost	Value
Common Stocks (continued)
Financials (28.89%)
	Asset Management & Custody Banks (4.10%)
400,000	Artisan Partners Asset Management, Inc., Cl A	$14,545,383	$11,072,000
1,611,999	The Carlyle Group	34,653,768	26,162,744
2,175,000	Cohen & Steers, Inc.	56,371,912	87,957,000
2,250,000	Financial Engines, Inc.	63,928,705	58,207,500
1,455,195	Oaktree Capital Group, LLC	65,648,565	65,134,528

		235,148,333	248,533,772

	Diversified REITs (0.50%)
712,000	American Assets Trust, Inc.	13,584,759	30,217,280

	Investment Banking & Brokerage (0.78%)
1,027,064	Moelis & Co., Cl A	30,082,105	23,108,940
1,321,997	Virtu Financial, Inc., Cl A	27,335,361	23,795,946

		57,417,466	46,904,886

	Life & Health Insurance (2.55%)
2,700,000	Primerica, Inc. [4]	65,591,464	154,548,000

	Office REITs (3.10%)
134,000	Alexander’s, Inc. [5]	28,025,461	54,836,820
3,750,000	Douglas Emmett, Inc.	51,980,270	133,200,000

		80,005,731	188,036,820

	Property & Casualty Insurance (4.66%)
3,925,000	Arch Capital Group Ltd. [1,2]	38,292,287	282,600,000

	Specialized Finance (8.69%)
165,307	Bats Global Markets, Inc. [1]	3,140,833	4,246,737
1,600,000	FactSet Research Systems, Inc.	80,624,740	258,272,000
1,200,000	Morningstar, Inc.	31,380,846	98,136,000
2,150,000	MSCI, Inc.	42,521,078	165,808,000

		157,667,497	526,462,737

	Specialized REITs (4.51%)
750,000	Alexandria Real Estate Equities, Inc. [5]	27,962,882	77,640,000
5,665,500	Gaming and Leisure Properties, Inc.	130,004,250	195,346,440

		157,967,132	272,986,440

Total Financials		805,674,669	1,750,289,935

Health Care (9.24%)
	Health Care Equipment (2.76%)
1,800,000	IDEXX Laboratories, Inc. [1]	28,558,026	167,148,000

	Health Care Supplies (1.59%)
365,038	Neogen Corp. [1]	8,075,677	20,533,387
1,000,000	West Pharmaceutical Services, Inc.	34,882,531	75,880,000

		42,958,208	96,413,387

	Health Care Technology (1.60%)
5,382,102	Inovalon Holdings, Inc., CI A [1]	113,314,605	96,931,657

	Life Sciences Tools & Services (3.29%)
960,943	Bio-Techne Corporation	54,172,122	108,365,542
250,000	Mettler-Toledo International, Inc. [1]	11,553,234	91,230,000

		65,725,356	199,595,542

Total Health Care		250,556,195	560,088,586

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (7.71%)
	Building Products (3.94%)
2,098,761	CaesarStone Ltd. (formerly, CaesarStone Sdot-Yam Ltd.) [1,2,4]	$43,343,856	$72,952,932
1,498,500	Masonite International Corp. [1,2]	84,509,237	99,110,790
1,485,000	Trex Company, Inc. [1,4]	55,279,656	66,706,200

		183,132,749	238,769,922

	Industrial Machinery (3.33%)
1,750,000	The Middleby Corp. [1]	50,455,359	201,687,500

	Trading Companies & Distributors (0.44%)
1,000,000	Air Lease Corp.	23,203,508	26,780,000

Total Industrials		256,791,616	467,237,422

Information Technology (22.04%)

	Application Software (7.74%)
1,850,000	ANSYS, Inc. [1]	44,326,673	167,887,500
1,198,796	Guidewire Software, Inc. [1]	39,188,028	74,037,641
2,000,000	Pegasystems, Inc.	29,825,090	53,900,000
6,175,426	SS&C Technologies Holdings, Inc.	52,369,849	173,405,962

		165,709,640	469,231,103

	Data Processing & Outsourced Services (2.74%)
3,000,000	MAXIMUS, Inc.	57,528,621	166,110,000

	Electronic Components (0.55%)
282,658	Littelfuse, Inc.	31,793,095	33,407,349

	Internet Software & Services (5.07%)
2,324,374	Benefitfocus, Inc. [1,4]	86,529,482	88,605,137
999,653	CoStar Group, Inc. [1]	44,116,616	218,584,125

		130,646,098	307,189,262

	IT Consulting & Other Services (5.94%)
2,850,000	Booz Allen Hamilton Holding Corp.	33,130,943	84,474,000
2,825,000	Gartner, Inc. [1]	45,240,023	275,183,250

		78,370,966	359,657,250

Total Information Technology		464,048,420	1,335,594,964

Telecommunication Services (1.10%)
	Alternative Carriers (1.10%)
7,493,437	Iridium Communications, Inc. [1,4]	45,709,971	66,541,721

Total Common Stocks		2,631,994,330	5,965,533,316

Preferred Stocks (0.22%)
Telecommunication Services (0.22%)
	Alternative Carriers (0.22%)
41,074	Iridium Communications, Inc., Series B, 6.75% [4,6]	10,268,500	13,395,053

Private Equity Investments (0.02%)
Financials (0.02%)
	Asset Management & Custody Banks (0.02%)
2,375,173	Windy City Investments Holdings, L.L.C. [1,3,5,7]	0	1,068,828

Principal Amount		Cost	Value
Short Term Investments (1.37%)
$82,799,903	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2016, 0.0305% due 7/1/2016; Proceeds at maturity – $82,799,972; (Fully collateralized by $79,585,000 U.S. Treasury Note, 2.125% due 5/15/2025; Market value – $84,459,581)[6]	$82,799,903	$82,799,903

Total Investments (100.06%)		$2,725,062,733	6,062,797,100

Liabilities Less Cash and Other Assets (-0.06%)			(3,606,009)

Net Assets			$6,059,191,091

Retail Shares (Equivalent to $65.48 per share based on 46,097,096 shares outstanding)			$3,018,256,713

Institutional Shares (Equivalent to $66.69 per share based on 45,564,340 shares outstanding)			$3,038,716,790

R6 Shares (Equivalent to $66.69 per share based on 33,250 shares outstanding)			$2,217,588

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At June 30, 2016, the market value of restricted and fair valued securities amounted to $1,068,828 or 0.02% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.02%)
Consumer Discretionary (17.89%)
	Automotive Retail (0.62%)
350,000	Monro Muffler Brake, Inc.	$18,224,624	$22,246,000

	Cable & Satellite (2.45%)
150,000	Liberty Broadband Corp., Cl A [1]	621,053	8,910,000
300,000	Liberty Broadband Corp., Cl C [1]	1,184,602	18,000,000
300,000	Liberty SiriusXM Group, Cl A [1]	626,689	9,408,000
1,200,000	Liberty SiriusXM Group, Cl C [1]	2,632,540	37,044,000
1,000,000	MSG Networks, Inc., Cl A [1]	7,003,117	15,340,000

		12,068,001	88,702,000

	Casinos & Gaming (1.68%)
2,400,000	Penn National Gaming, Inc. [1]	13,916,930	33,480,000
1,250,000	Red Rock Resorts, Inc., Cl A [1]	24,420,322	27,475,000

		38,337,252	60,955,000

	Education Services (6.50%)
2,100,000	Bright Horizons Family Solutions, Inc. [1]	70,667,886	139,251,000
2,000,000	Houghton Mifflin Harcourt Company [1]	46,699,488	31,260,000
3,082,500	Nord Anglia Education, Inc. [1,2]	56,533,963	65,164,050

		173,901,337	235,675,050

	Homefurnishing Retail (0.86%)
930,077	Mattress Firm Holding Corp. [1]	21,522,160	31,204,083

	Movies & Entertainment (1.39%)
75,000	Liberty Media Group, Cl A [1]	153,483	1,435,500
300,000	Liberty Media Group, Cl C [1]	657,433	5,691,000
250,000	The Madison Square Garden Company, Cl A [1]	13,336,230	43,127,500

		14,147,146	50,254,000

	Restaurants (3.53%)
1,050,000	BJ’s Restaurants, Inc. [1]	38,592,640	46,021,500
950,000	The Cheesecake Factory, Inc.	18,719,871	45,733,000
1,000,000	The Habit Restaurants, Inc., Cl A [1]	18,533,554	16,380,000
725,000	Wingstop, Inc. [1]	17,308,455	19,756,250

		93,154,520	127,890,750

	Specialty Stores (0.86%)
2,250,000	Party City Holdco, Inc. [1]	32,984,775	31,297,500

Total Consumer Discretionary		404,339,815	648,224,383

Consumer Staples (0.88%)
	Food Distributors (0.88%)
2,000,000	The Chefs’ Warehouse, Inc. [1,3]	31,942,898	32,000,000

Energy (2.26%)
	Oil & Gas Storage & Transportation (2.26%)
400,000	Dominion Midstream Partners, L.P.	8,400,000	11,252,000
800,000	PBF Logistics LP	20,465,744	18,416,000
3,500,000	Scorpio Tankers, Inc. [2]	29,050,000	14,700,000
800,000	Valero Energy Partners LP	23,241,892	37,608,000

Total Energy		81,157,636	81,976,000

Financials (6.68%)
	Asset Management & Custody Banks (0.87%)
200,000	Artisan Partners Asset Management, Inc., Cl A	5,744,944	5,536,000
1,000,000	Financial Engines, Inc.	14,907,587	25,870,000

		20,652,531	31,406,000

	Hotel & Resort REITs (0.64%)
1,000,000	Chesapeake Lodging Trust	16,475,011	23,250,000

	Investment Banking & Brokerage (0.78%)
1,250,000	Moelis & Co., Cl A	34,517,401	28,125,000

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Office REITs (0.44%)
150,000	SL Green Realty Corp.	$3,195,723	$15,970,500

	Real Estate Services (0.73%)
1,000,000	CBRE Group, Inc., Cl A [1]	4,648,855	26,480,000

	Specialized Finance (0.60%)
850,000	Bats Global Markets, Inc. [1]	20,836,402	21,836,500

	Specialized REITs (2.62%)
2,750,000	Gaming and Leisure Properties, Inc.	54,427,945	94,820,000

Total Financials		154,753,868	241,888,000

Health Care (18.96%)
	Biotechnology (0.39%)
1,374,151	Abcam plc (United Kingdom)[2,4]	12,846,800	14,156,472

	Health Care Equipment (6.42%)
650,000	Cantel Medical Corp.	27,374,248	44,674,500
850,000	DexCom, Inc. [1]	11,465,704	67,430,500
1,300,000	IDEXX Laboratories, Inc. [1]	20,973,323	120,718,000

		59,813,275	232,823,000

	Health Care Facilities (0.43%)
1,000,000	Brookdale Senior Living, Inc. [1]	14,153,304	15,440,000

	Health Care Services (1.40%)
1,050,000	Diplomat Pharmacy, Inc. [1]	30,411,577	36,750,000
400,000	ExamWorks Group, Inc. [1]	10,976,470	13,940,000

		41,388,047	50,690,000

	Health Care Supplies (0.90%)
1,750,000	The Spectranetics Corporation [1]	50,481,062	32,742,500

	Health Care Technology (2.50%)
2,300,000	Press Ganey Holdings, Inc. [1]	62,330,120	90,505,000

	Life Sciences Tools & Services (5.64%)
850,000	ICON plc [1,2]	24,477,343	59,508,500
1,300,000	INC Research Holdings, Inc., Cl A [1]	32,616,022	49,569,000
150,000	Mettler-Toledo International, Inc. [1]	7,800,479	54,738,000
975,000	PRA Health Sciences, Inc. [1]	18,227,335	40,716,000

		83,121,179	204,531,500

	Managed Health Care (1.05%)
1,250,000	HealthEquity, Inc. [1]	21,851,091	37,981,250

	Pharmaceuticals (0.23%)
365,000	Catalent, Inc. [1]	7,442,558	8,391,350

Total Health Care		353,427,436	687,261,072

Industrials (19.72%)
	Aerospace & Defense (5.70%)
750,000	DigitalGlobe, Inc. [1]	21,329,050	16,042,500
500,000	Mercury Systems, Inc. [1]	10,155,056	12,430,000
675,000	TransDigm Group, Inc. [1]	161,351	177,990,750

		31,645,457	206,463,250

	Diversified Support Services (0.68%)
600,000	Healthcare Services Group, Inc.	18,079,930	24,828,000

	Electrical Components & Equipment (3.42%)
500,000	Acuity Brands, Inc.	25,480,939	123,980,000

	Environmental & Facilities Services (4.27%)
2,150,000	Waste Connections, Inc. [2]	140,825,000	154,907,500

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Human Resource & Employment Services (2.29%)
2,250,000	On Assignment, Inc. [1]	$59,412,815	$83,137,500

	Industrial Machinery (2.70%)
1,150,000	Manitowoc Foodservice, Inc. [1]	18,900,567	20,263,000
450,000	Nordson Corp.	12,849,083	37,624,500
550,000	RBC Bearings, Incorporated [1]	36,858,765	39,875,000

		68,608,415	97,762,500

	Trading Companies & Distributors (0.66%)
700,000	SiteOne Landscape Supply, Inc. [1]	16,702,532	23,793,000

Total Industrials		360,755,088	714,871,750

Information Technology (21.79%)
	Application Software (8.91%)
2,000,000	ACI Worldwide, Inc. [1]	23,764,901	39,020,000
1,200,000	Aspen Technology, Inc. [1]	46,594,815	48,288,000
1,600,000	Guidewire Software, Inc. [1]	45,300,514	98,816,000
650,000	The Ultimate Software Group, Inc. [1]	15,149,427	136,688,500

		130,809,657	322,812,500

	Data Processing & Outsourced Services (3.44%)
500,000	FleetCor Technologies, Inc. [1]	11,958,330	71,565,000
600,000	WEX, Inc. [1]	27,335,624	53,202,000

		39,293,954	124,767,000

	Electronic Equipment & Instruments (2.28%)
1,300,000	Cognex Corp.	24,881,748	56,030,000
250,000	FEI Company	9,416,651	26,720,000

		34,298,399	82,750,000

	Internet Software & Services (0.33%)
500,000	comScore, Inc. [1]	16,608,299	11,940,000

	IT Consulting & Other Services (5.35%)
1,500,000	Acxiom Corp. [1]	33,527,700	32,985,000
1,650,000	Gartner, Inc. [1]	28,699,533	160,726,500

		62,227,233	193,711,500

	Technology Hardware, Storage & Peripherals (1.48%)
1,250,000	Electronics For Imaging, Inc. [1]	53,031,020	53,800,000

Total Information Technology		336,268,562	789,781,000

Materials (3.99%)
	Commodity Chemicals (0.20%)
358,200	Westlake Chemical Partners LP	8,720,187	7,156,836

	Construction Materials (1.33%)
2,350,000	Summit Materials, Inc., Cl A [1]	48,792,071	48,081,000

	Diversified Metals & Mining (0.54%)
2,280,000	Ferroglobe plc [2]	23,214,628	19,630,800

	Metal & Glass Containers (1.28%)
1,200,000	Berry Plastics Group, Inc. [1]	19,052,147	46,620,000

	Specialty Chemicals (0.64%)
1,750,000	Flotek Industries, Inc. [1]	34,428,366	23,100,000

Total Materials		134,207,399	144,588,636

Shares		Cost	Value
Common Stocks (continued)
Telecommunication Services (3.85%)
	Integrated Telecommunication Services (2.68%)
900,000	SBA Communications Corp., Cl A [1]	$3,631,383	$97,146,000

	Wireless Telecommunication Services (1.17%)
132,187,843	Sarana Menara Nusantara Tbk PT (Indonesia)[1,2]	27,579,171	42,520,214

Total Telecommunication Services		31,210,554	139,666,214

Total Common Stocks		1,888,063,256	3,480,257,055

Principal Amount
Short Term Investments (3.49%)
$126,542,073	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2016, 0.0305% due 7/1/2016; Proceeds at maturity – $126,542,178; (Fully collateralized by $4,910,000 U.S. Treasury Note, 2.25% due 11/15/2025; Market value – $5,247,563 and $116,680,000 U.S. Treasury Note, 2.125% due 5/15/2025; Market value – $123,826,650) [4]	126,542,073	126,542,073

Total Investments (99.51%)		$2,014,605,329	3,606,799,128

Cash and Other Assets Less Liabilities (0.49%)			17,713,482

Net Assets			$3,624,512,610

Retail Shares (Equivalent to $28.74 per share based on 64,569,748 shares outstanding)			$1,855,801,635

Institutional Shares (Equivalent to $29.38 per share based on 60,108,835 shares outstanding)			$1,765,878,757

R6 Shares (Equivalent to $29.38 per share based on 96,410 shares outstanding)			$2,832,218

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	See Note 6 regarding “Affiliated” companies.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.55%)
Consumer Discretionary (20.90%)
	Apparel, Accessories & Luxury Goods (1.03%)
31,860	Under Armour, Inc., Cl A [1]	$405,396	$1,278,542
36,079	Under Armour, Inc., Cl C [1]	550,412	1,313,276

		955,808	2,591,818

	Automobile Manufacturers (3.39%)
40,000	Tesla Motors, Inc. [1,4]	8,209,677	8,491,200

	Internet Retail (13.72%)
22,400	Amazon.com, Inc. [1]	8,139,143	16,029,888
85,500	Ctrip.com International Ltd., ADR [1,2]	3,927,151	3,522,600
24,000	Expedia, Inc.	2,501,232	2,551,200
53,000	Netflix, Inc. [1]	2,070,363	4,848,440
5,976	The Priceline Group, Inc. [1]	1,288,598	7,460,498

		17,926,487	34,412,626

	Movies & Entertainment (2.76%)
435,242	Manchester United plc, Cl A [2]	7,225,912	6,933,405

Total Consumer Discretionary		34,317,884	52,429,049

Energy (1.15%)
	Oil & Gas Exploration & Production (1.15%)
24,215	Concho Resources, Inc. [1]	2,185,653	2,888,123

Financials (8.73%)

	Insurance Brokers (1.54%)
31,000	Willis Towers Watson plc [2]	3,826,330	3,853,610

	Investment Banking & Brokerage (2.01%)
199,000	The Charles Schwab Corp.	5,919,703	5,036,690

	Specialized Finance (2.20%)
38,000	MarketAxess Holdings, Inc.	3,827,142	5,525,200

	Specialized REITs (2.98%)
19,310	Equinix, Inc.	369,721	7,487,066

Total Financials		13,942,896	21,902,566

Health Care (12.12%)
	Biotechnology (2.32%)
29,200	Alexion Pharmaceuticals, Inc. [1]	4,675,809	3,409,392
5,500	Biogen, Inc. [1]	1,479,880	1,330,010
35,500	Sage Therapeutics, Inc. [1]	1,061,912	1,069,615

		7,217,601	5,809,017

	Health Care Technology (4.88%)
27,500	athenahealth, Inc. [1]	3,649,540	3,795,275
192,000	Inovalon Holdings, Inc., CI A [1]	4,890,666	3,457,920
126,500	Press Ganey Holdings, Inc. [1]	3,941,874	4,977,775

		12,482,080	12,230,970

	Life Sciences Tools & Services (2.34%)
41,915	Illumina, Inc. [1]	1,748,610	5,884,028

	Pharmaceuticals (2.58%)
56,000	Bristol-Myers Squibb Co.	3,551,511	4,118,800
33,500	Pacira Pharmaceuticals, Inc. [1]	1,746,578	1,129,955
144,500	TherapeuticsMD, Inc. [1]	1,280,672	1,228,250

		6,578,761	6,477,005

Total Health Care		28,027,052	30,401,020

Industrials (1.60%)
	Research & Consulting Services (1.60%)
49,290	Verisk Analytics, Inc. [1]	2,298,930	3,996,433

Information Technology (52.41%)
	Application Software (11.32%)
71,750	ANSYS, Inc. [1]	1,690,230	6,511,312
206,000	Guidewire Software, Inc. [1]	5,221,438	12,722,560
89,000	Mobileye N.V. [1,2]	3,787,282	4,106,460
63,780	salesforce.com, Inc. [1]	3,800,014	5,064,770

		14,498,964	28,405,102

	Data Processing & Outsourced Services (3.54%)
50,000	MasterCard, Inc., Cl A	4,137,488	4,403,000
60,500	Visa, Inc., Cl A	4,363,476	4,487,285

		8,500,964	8,890,285

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Internet Software & Services (22.29%)
50,200	Alibaba Group Holding Ltd., ADR [1,2]	$3,555,108	$3,992,406
10,150	Alphabet, Inc., Cl A [1]	6,005,989	7,140,829
11,350	Alphabet, Inc., Cl C [1]	7,058,159	7,855,335
248,214	Benefitfocus, Inc. [1]	8,941,294	9,461,918
61,233	CoStar Group, Inc. [1]	3,066,049	13,389,208
76,500	Facebook, Inc., Cl A [1]	5,130,876	8,742,420
146,500	Zillow Group, Inc., Cl C [1]	3,518,359	5,315,020

		37,275,834	55,897,136

	IT Consulting & Other Services (6.84%)
334,500	Acxiom Corp. [1]	5,214,843	7,355,655
100,644	Gartner, Inc. [1]	1,377,734	9,803,732

		6,592,577	17,159,387

	Semiconductors (2.05%)
107,200	Mellanox Technologies Ltd. [1,2]	4,354,687	5,141,312

	Systems Software (6.37%)
305,000	FireEye, Inc. [1]	7,249,060	5,023,350
68,500	Red Hat, Inc. [1]	3,095,066	4,973,100
89,900	ServiceNow, Inc. [1]	5,829,856	5,969,360

		16,173,982	15,965,810

Total Information Technology		87,397,008	131,459,032

Telecommunication Services (1.64%)
	Integrated Telecommunication Services (1.64%)
38,000	SBA Communications Corp., Cl A [1]	127,095	4,101,720

Total Common Stocks		168,296,518	247,177,943

Principal Amount
Short Term Investments (5.05%)
Repurchase Agreement (1.63%)
$4,093,277	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2016, 0.0305% due 7/1/2016; Proceeds at maturity – $4,093,280; (Fully collateralized by $3,935,000 U.S. Treasury Note, 2.125% due 5/15/2025; Market value –$4,176,019) [3]	4,093,277	4,093,277

Shares
Securities Lending Collateral (3.42%)
8,580,000	State Street Navigator Securities Lending Prime Portfolio [3,5]	8,580,000	8,580,000

Total Short Term Investments		12,673,277	12,673,277

Total Investments (103.60%)		$180,969,795	259,851,220

Liabilities Less Cash and Other Assets (-3.60%)			(9,024,323)

Net Assets			$250,826,897

Retail Shares (Equivalent to $15.85 per share based on 12,881,959 shares outstanding)			$204,194,547

Institutional Shares (Equivalent to $16.22 per share based on 2,875,141 shares outstanding)			$46,632,350

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[4]	The value of all securities loaned at June 30, 2016 amounted to $8,491,200 or 3.39% of net assets. See Note 2c regarding Security Lending.
[5]	Represents investment of cash collateral received from securities lending transactions. See Note 2c regarding Securities Lending.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.26%)
Consumer Discretionary (28.68%)
	Apparel, Accessories & Luxury Goods (1.03%)
42,233	Under Armour, Inc., Cl C [1]	$1,659,349	$1,537,281

	Cable & Satellite (2.50%)
24,450	Naspers Limited, Cl N (South Africa)[2,3]	3,602,327	3,733,392

	Internet Retail (19.43%)
29,201	Amazon.com, Inc. [1]	7,658,239	20,896,820
65,329	Ctrip.com International Ltd., ADR [1,2]	1,804,769	2,691,555
4,337	The Priceline Group, Inc. [1]	2,941,040	5,414,354

		12,404,048	29,002,729

	Restaurants (5.72%)
86,274	Starbucks Corp.	2,514,996	4,927,971
43,460	YUM! Brands, Inc.	2,795,052	3,603,703

		5,310,048	8,531,674

Total Consumer Discretionary		22,975,772	42,805,076

Energy (1.48%)

	Oil & Gas Exploration & Production (1.48%)
18,548	Concho Resources, Inc. [1]	1,774,388	2,212,220

Financials (12.70%)

	Asset Management & Custody Banks (2.32%)
104,423	Brookfield Asset Management, Inc., Cl A [2]	2,262,349	3,453,269

	Investment Banking & Brokerage (1.46%)
86,153	The Charles Schwab Corp.	2,446,873	2,180,532

	Regional Banks (1.52%)
32,429	First Republic Bank	2,292,567	2,269,706

	Specialized Finance (2.32%)
35,570	CME Group, Inc.	2,088,336	3,464,518

	Specialized REITs (5.08%)
19,555	Equinix, Inc.	3,178,515	7,582,060

Total Financials		12,268,640	18,950,085

Health Care (12.52%)

	Biotechnology (4.55%)
23,243	Alexion Pharmaceuticals, Inc. [1]	3,803,503	2,713,853
10,920	Biogen, Inc. [1]	3,354,807	2,640,674
4,113	Regeneron Pharmaceuticals, Inc. [1]	1,197,730	1,436,383

		8,356,040	6,790,910

	Health Care Technology (1.06%)
11,456	athenahealth, Inc. [1]	1,553,929	1,581,043

	Life Sciences Tools & Services (3.17%)
33,727	Illumina, Inc. [1]	1,236,258	4,734,596

	Pharmaceuticals (3.74%)
10,851	Allergan plc [1,2]	3,035,168	2,507,558
41,841	Bristol-Myers Squibb Co.	2,721,441	3,077,405

		5,756,609	5,584,963

Total Health Care		16,902,836	18,691,512

Industrials (1.82%)

	Research & Consulting Services (1.82%)
33,526	Verisk Analytics, Inc. [1]	1,392,841	2,718,288

Information Technology (37.58%)
	Application Software (2.82%)
91,109	Mobileye N.V. [1,2]	4,133,319	4,203,769

	Data Processing & Outsourced Services (7.98%)
65,205	MasterCard, Inc., Cl A	3,418,562	5,741,952
83,299	Visa, Inc., Cl A	2,537,808	6,178,287

		5,956,370	11,920,239

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Internet Software & Services (16.60%)
93,957	Alibaba Group Holding Ltd., ADR [1,2]	$8,068,411	$7,472,400
2,337	Alphabet, Inc., Cl A [1]	384,491	1,644,150
11,899	Alphabet, Inc., Cl C [1]	5,368,763	8,235,298
65,002	Facebook, Inc., Cl A [1]	1,611,511	7,428,429

		15,433,176	24,780,277

	IT Consulting & Other Services (1.00%)
23,271	EPAM Systems, Inc. [1]	1,572,685	1,496,558

	Semiconductor Equipment (1.94%)
29,187	ASML Holding N.V. [2]	1,960,743	2,895,642

	Systems Software (4.39%)
209,953	FireEye, Inc. [1]	6,104,501	3,457,926
42,692	Red Hat, Inc. [1]	2,166,568	3,099,439

		8,271,069	6,557,365

	Technology Hardware, Storage & Peripherals (2.85%)
44,460	Apple, Inc.	1,369,670	4,250,376

Total Information Technology		38,697,032	56,104,226

Materials (2.16%)
	Fertilizers & Agricultural Chemicals (2.16%)
31,146	Monsanto Co.	2,616,700	3,220,808

Utilities (0.32%)

	Renewable Electricity (0.32%)
148,160	TerraForm Global, Inc., Cl A	2,111,288	483,002

Total Common Stocks		98,739,497	145,185,217

Principal Amount
Short Term Investments (2.82%)
$4,209,931	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2016, 0.0305% due 7/1/2016; Proceeds at maturity – $4,209,934; (Fully collateralized by $4,050,000 U.S. Treasury Note, 2.125% due 5/15/2025 Market value – $4,298,063) [3]	4,209,931	4,209,931

Total Investments (100.08%)		$102,949,428	149,395,148

Liabilities Less Cash and Other Assets (-0.08%)			(115,441)

Net Assets			$149,279,707

Retail Shares (Equivalent to $17.57 per share based on 3,990,478 shares outstanding)			$70,122,451

Institutional Shares (Equivalent to $17.81 per share based on 4,378,153 shares outstanding)			$77,971,020

R6 Shares (Equivalent to $17.81 per share based on 66,594 shares outstanding)			$1,186,236

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.58%)
Consumer Discretionary (13.93%)
	Casinos & Gaming (3.10%)
29,000	Isle of Capri Casinos, Inc. [1]	$433,065	$531,280
40,000	Pinnacle Entertainment, Inc. [1]	439,975	443,200

		873,040	974,480

	Education Services (2.02%)
30,000	Nord Anglia Education, Inc. [1,2]	638,471	634,200

	Movies & Entertainment (1.27%)
25,000	Manchester United plc, Cl A [2]	462,000	398,250

	Restaurants (6.88%)
90,000	Domino’s Pizza Group plc (United Kingdom)[2,4]	407,412	399,860
3,000	Fiesta Restaurant Group, Inc. [1]	111,551	65,430
23,000	The Habit Restaurants, Inc., CI A [1]	403,176	376,740
45,000	Wingstop, Inc. [1]	864,942	1,226,250
2,500	Zoe’s Kitchen, Inc. [1]	48,292	90,675

		1,835,373	2,158,955

	Specialty Stores (0.66%)
15,000	Party City Holdco, Inc. [1]	163,412	208,650

Total Consumer Discretionary		3,972,296	4,374,535

Consumer Staples (1.17%)

	Packaged Foods & Meats (1.17%)
575,000	Barfresh Food Group, Inc. [1]	287,500	368,000

Energy (0.45%)

	Oil & Gas Storage & Transportation (0.45%)
3,000	Valero Energy Partners LP	122,876	141,030

Financials (13.05%)

	Diversified REITs (1.22%)
9,000	American Assets Trust, Inc.	302,843	381,960

	Industrial REITs (0.33%)
5,000	Rexford Industrial Realty, Inc.	73,425	105,450

	Office REITs (1.51%)
24,000	Easterly Government Properties, Inc.	412,573	473,520

	Real Estate Services (1.03%)
17,000	Kennedy-Wilson Holdings, Inc.	340,975	322,320

	Residential REITs (4.41%)
30,000	Education Realty Trust, Inc.	1,050,911	1,384,200

	Specialized REITs (4.55%)
41,481	Gaming and Leisure Properties, Inc.	1,162,716	1,430,265

Total Financials		3,343,443	4,097,715

Shares		Cost	Value
Common Stocks (continued)
Health Care (27.75%)

	Biotechnology (5.21%)
8,500	Cepheid [1]	$292,068	$261,375
27,000	Flexion Therapeutics, Inc. [1]	387,490	404,055
25,000	Foundation Medicine, Inc. [1]	522,521	466,500
6,404	Sage Therapeutics, Inc. [1]	333,567	192,953
3,700	TESARO, Inc. [1]	189,993	310,985

		1,725,639	1,635,868

	Health Care Equipment (6.21%)
17,200	Glaukos Corporation [1]	342,560	501,552
12,000	Inogen, Inc. [1]	402,989	601,320
5,500	Nevro Corp. [1]	336,024	405,680
45,000	Novadaq Technologies, Inc. [1,2]	516,950	442,800

		1,598,523	1,951,352

	Health Care Services (1.84%)
20,000	American Renal Associates Holdings, Inc. [1]	460,150	579,400

	Health Care Supplies (4.00%)
81,000	Cerus Corp. [1]	436,410	505,440
50,000	Sientra, Inc. [1]	389,018	329,000
22,488	The Spectranetics Corporation [1]	454,088	420,750

		1,279,516	1,255,190

	Health Care Technology (4.89%)
39,000	Press Ganey Holdings, Inc. [1]	975,000	1,534,650

	Life Sciences Tools & Services (0.90%)
7,428	INC Research Holdings, Inc., Cl A [1]	171,198	283,230

	Managed Health Care (0.98%)
10,100	HealthEquity, Inc. [1]	169,893	306,888

	Pharmaceuticals (3.72%)
28,000	Neos Therapeutics, Inc. [1]	295,708	259,840
11,500	Pacira Pharmaceuticals, Inc. [1]	572,399	387,895
61,400	TherapeuticsMD, Inc. [1]	378,999	521,900

		1,247,106	1,169,635

Total Health Care		7,627,025	8,716,213

Industrials (12.93%)

	Aerospace & Defense (9.46%)
17,700	DigitalGlobe, Inc. [1]	488,988	378,603
85,027	The KEYW Holding Corporation [1]	829,976	845,168
70,303	Mercury Systems, Inc. [1]	1,061,513	1,747,733

		2,380,477	2,971,504

	Industrial Machinery (3.47%)
19,000	ESCO Technologies, Inc.	668,611	758,860
19,000	Kornit Digital Ltd. [1,2]	191,136	185,440
2,000	RBC Bearings, Incorporated [1]	135,041	145,000

		994,788	1,089,300

Total Industrials		3,375,265	4,060,804

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (24.24%)

	Application Software (0.61%)
11,000	QAD Inc., Cl B	$185,657	$190,300

	Electronic Equipment & Instruments (1.36%)
4,660	Coherent, Inc. [1]	282,604	427,695

	Internet Software & Services (10.55%)
125,000	Amber Road, Inc. [1]	1,102,269	963,750
13,000	Benefitfocus, Inc. [1]	345,148	495,560
4,000	comScore, Inc. [1]	150,803	95,520
18,500	Envestnet, Inc. [1]	682,602	616,235
125,000	JUST EAT plc (United Kingdom)[1,2,4]	562,517	713,566
32,000	Quotient Technology, Inc. [1]	321,240	429,120

		3,164,579	3,313,751

	IT Consulting & Other Services (1.54%)
22,000	Acxiom Corp. [1]	450,885	483,780

	Semiconductors (5.21%)
40,000	MACOM Technology Solutions Holdings, Inc. (formerly, M/A-COM Technology Solutions Holdings, Inc.) [1]	1,303,791	1,319,200
6,600	Mellanox Technologies Ltd. [1,2]	262,059	316,536

		1,565,850	1,635,736

	Systems Software (4.97%)
40,000	Qualys, Inc. [1]	820,175	1,192,400
15,300	Varonis Systems, Inc. [1]	313,317	367,506

		1,133,492	1,559,906

Total Information Technology		6,783,067	7,611,168

Materials (2.06%)

	Specialty Chemicals (2.06%)
49,000	Flotek Industries, Inc. [1]	538,870	646,800

Total Common Stocks		26,050,342	30,016,265

Warrants (0.21%)
Consumer Staples (0.21%)

	Packaged Foods & Meats (0.21%)
300,000	Barfresh Food Group, Inc. Warrants Exp 3/13/2020[1,3,4]	0	66,000

Principal Amount		Cost	Value
Short Term Investments (4.79%)
$1,503,190	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2016, 0.0305% due 7/1/2016; Proceeds at maturity – $1,503,191; (Fully collateralized by $1,445,000 U.S. Treasury Note, 2.125% due 5/15/2025; Market value – $1,533,506) [4]	$1,503,190	$1,503,190

Total Investments (100.58%)		$27,553,532	31,585,455

Liabilities Less Cash and Other Assets (-0.58%)			(181,000)

Net Assets			$31,404,455

Retail Shares (Equivalent to $11.63 per share based on 1,394,600 shares outstanding)			$16,212,936

Institutional Shares (Equivalent to $11.70 per share based on 1,298,031 shares outstanding)			$15,191,519

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2016, the market value of restricted and fair valued securities amounted to $66,000 or 0.21% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Funds	June 30, 2016

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers six series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund.

Each Fund offers Retail Shares and Institutional Shares. Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund and Baron Fifth Avenue Growth Fund began offering R6 Shares on January 29, 2016. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans and Taft- Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with the adviser, and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T.) on the New York Stock Exchange (“NYSE”) on any day the NYSE is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than 60 days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security.

Baron Funds	June 30, 2016

The value of the Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available. Money market instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their net asset value each day.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., (or such other time as of which the Funds’ NAV is calculated (the “NAV Calculation Time”)), except under the circumstances described below. Most foreign markets close before the NAV Calculation Time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at the NAV Calculation Time. As a result, the Adviser may use a third-party pricing service to assist in determining fair value of foreign securities. This service utilizes a systematic methodology in making fair value estimates. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At June 30, 2016, Baron Opportunity Fund had securities on loan with a value of $8,491,000 and held $8,580,000 of short term investments as collateral for these loans.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

e) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

Baron Funds	June 30, 2016

Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities of MLPs also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

3. RESTRICTED SECURITIES

At June 30, 2016, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At June 30, 2016, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$3,175,300

(Cost $0) (0.13% of Net Assets)

	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$1,068,828

(Cost $0) (0.02% of Net Assets)

	Baron Discovery Fund
Name of Issuer	Acquisition Date(s)	Value
Warrants
Barfresh Food Group, Inc., Warrants, Exp 3/13/2020	2/23/2015	$66,000

(Cost $0) (0.21% of Net Assets)

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

Baron Funds	June 30, 2016

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,445,471,534	$—	$—	$2,445,471,534
Private Equity Investments	—	—	3,175,300	3,175,300
Short Term Investments	—	53,166,137	—	53,166,137

Total Investments	$2,445,471,534	$53,166,137	$3,175,300	$2,501,812,971

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2016. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended June 30, 2016.

	Baron Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$5,965,533,316	$—	$—	$5,965,533,316
Preferred Stocks	—	13,395,053	—	13,395,053
Private Equity Investments	—	—	1,068,828	1,068,828
Short Term Investments	—	82,799,903	—	82,799,903

Total Investments	$5,965,533,316	$96,194,956	$1,068,828	$6,062,797,100

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2016. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended June 30, 2016.

	Baron Small Cap Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total

Common Stocks†	$3,466,100,583	$14,156,472	$—	$3,480,257,055
Short Term Investments	—	126,542,073	—	126,542,073

Total Investments	$3,466,100,583	$140,698,545	$—	$3,606,799,128

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2016. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended June 30, 2016.

	Baron Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$247,177,943	$—	$—	$247,177,943
Short Term Investments†	—	12,673,277	—	12,673,277

Total Investments	$247,177,943	$12,673,277	$—	$259,851,220

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2016. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended June 30, 2016.

†	See Schedules of Investments for additional detailed categorizations.

Baron Funds	June 30, 2016

	Baron Fifth Avenue Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$141,451,825	$3,733,392	$—	$145,185,217
Short Term Investments	—	4,209,931	—	4,209,931

Total Investments	$141,451,825	$7,943,323	$—	$149,395,148

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2016. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended June 30, 2016.

	Baron Discovery Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$28,902,839	$1,113,426	$—	$30,016,265
Warrants	—	66,000	—	66,000
Short Term Investments	—	1,503,190	—	1,503,190

Total Investments	$28,902,839	$2,682,616	$—	$31,585,455

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2016. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended June 30, 2016.

† See Schedules of Investments for additional detailed categorizations. The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2015	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales / Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2016	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2016
Private Equity Investments
Financials	$5,997,789	$—	$2,704,240	$(2,822,489)	$—	$(2,704,240)	$—	$—	$3,175,300	$(2,822,489)

Total	$5,997,789	$—	$2,704,240	$(2,822,489)	$—	$(2,704,240)	$—	$—	$3,175,300	$(2,822,489)

	Baron Growth Fund
Investments in Securities	Balance as of September 30, 2015	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales / Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2016	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2016
Private Equity Investments
Financials	$2,018,898	$—	$910,266	$(950,070)	$—	$(910,266)	$—	$—	$1,068,828	$(950,070)

Total	$2,018,898	$—	$910,266	$(950,070)	$—	$(910,266)	$—	$—	$1,068,828	$(950,070)

Baron Funds	June 30, 2016

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of June 30, 2016, the components of net assets on a tax basis were substantially as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund
Cost of investments	$1,130,004,387	$2,725,062,733	$2,014,605,329	$180,969,795	$102,949,428	$27,553,532

Gross tax unrealized appreciation	$1,396,166,874	$3,406,217,118	$1,679,897,932	$86,205,283	$54,135,385	$5,190,165
Gross tax unrealized depreciation	(24,358,290)	(68,482,751)	(87,704,133)	(7,323,858)	(7,689,665)	(1,158,242)

Net unrealized appreciation	$1,371,808,584	$3,337,734,367	$1,592,193,799	$78,881,425	$46,445,720	$4,031,923

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2015	Purchase Cost	Sales Proceeds	Net Change in Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at June 30, 2016	Value at June 30, 2016
“Affiliated” Company as of June 30, 2016:
Benefitfocus, Inc.	$72,636,688	$—	$—	$15,968,449	$—	$—	2,324,374	$88,605,137
CaesarStone Sdot-Yam Ltd.	51,680,000	13,075,792	—	8,197,140	—	—	2,098,761	72,952,932
Choice Hotels International, Inc.	143,307,375	—	—	(90,225)	—	1,849,613	3,007,500	143,217,150
Iridium Communications, Inc.	46,084,638	—	—	20,457,083	—	—	7,493,437	66,541,721
Iridium Communications, Inc., Series B, 6.75%	10,021,645	—	—	3,373,408	—	519,843	41,074	13,395,053
Marriott Vacations Worldwide Corp.	98,803,000	9,101,518	—	1,679,482	—	1,395,000	1,600,000	109,584,000
Primerica, Inc.	121,689,000	—	—	32,859,000	—	1,350,000	2,700,000	154,548,000
Trex Company, Inc.	49,995,000		697,230	17,309,970	98,460		1,485,000	66,706,200
Vail Resorts, Inc.	216,143,264	—	—	69,274,040	—	5,915,652	2,064,800	285,417,304

	$810,360,610	$22,177,310	$697,230	$169,028,347	$98,460	$11,030,108		$1,000,967,497

No Longer an “Affiliated” Company as of June 30, 2016:
AO World plc (United Kingdom)	$63,686,752	$25,855,094	$54,344,607	$31,428,939	$(45,315,116)	$—	11,434,511	$21,311,062
ConforMis, Inc.	32,697,431	12,312,305	12,897,282	660,765	(32,773,219)		—	—

	$96,384,183	$38,167,399	$67,241,889	$32,089,704	$(78,088,335)	$—		$21,311,062

BARON SMALL CAP FUND

Name of Issuer	Value at September 30, 2015	Purchase Cost	Sales Proceeds	Net Change in Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at June 30, 2016	Value at June 30, 2016
“Affiliated” Company as of June 30, 2016:
The Chefs’ Warehouse, Inc.	$28,320,000	$—	$—	$3,680,000	$—	$—	2,000,000	$32,000,000

No Longer an “Affiliated” Company as of June 30, 2016:
Del Frisco’s Restaurant Group, Inc.	$27,780,000	$—	$30,899,939	$13,499,617	$(10,379,678)	$—	—	$—
Ferroglobe plc (formerly Globe Specialty Metals, Inc.)	47,150,802	—	17,638,578	(6,590,515)	(3,290,909)	500,000	2,280,000	19,630,800

	$74,930,802	$—	$48,538,517	$6,909,102	$(13,670,587)	$500,000		$19,630,800

[1]

An “Affiliated” Company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended June 30, 2016.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Investment Funds Trust

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date:	August 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date:	August 19, 2016